SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
Transactions related to the above Plan (including warrants to directors) during the year ended December 31, 2013 were as follows:

	Year ended December 31, 2013
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	718,573	$2.45	1.07	$-
Options expired	(718,573)	$2.45	1.07	$-

Options outstanding at end of year	-	-	-	$-